UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Dow 30SM Enhanced Premium & Income Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Dow 30SM Enhanced Premium & Income Fund Inc. (DPO)
March 31, 2012

Shares	Description (1)	Value
Common Stocks – 94.2%
Aerospace & Defense – 8.6%
179,300	Boeing Company	$ 13,334,541
179,300	United Technologies Corporation	14,871,142
Total Aerospace & Defense	28,205,683
Beverages – 4.0%
179,300	Coca-Cola Company	13,269,993
Chemicals – 2.9%
179,300	E.I. Du Pont de Nemours and Company	9,484,970
Communications Equipment – 1.1%
179,300	Cisco Systems, Inc.	3,792,195
Computers & Peripherals – 1.3%
179,300	Hewlett-Packard Company	4,272,719
Consumer Finance – 3.2%
179,300	American Express Company	10,374,298
Diversified Financial Services – 3.0%
179,300	Bank of America Corporation	1,715,901
179,300	JP Morgan Chase & Co.	8,244,214
Total Diversified Financial Services	9,960,115
Diversified Telecommunication Services – 3.8%
179,300	AT&T Inc.	5,599,539
179,300	Verizon Communications Inc.	6,854,639
Total Diversified Telecommunication Services	12,454,178
Food & Staples Retailing – 3.3%
179,300	Wal-Mart Stores, Inc.	10,973,160
Food Products – 2.1%
179,300	Kraft Foods Inc.	6,815,193
Hotels, Restaurants & Leisure – 4.8%
159,600	McDonald’s Corporation	15,656,760
Household Products – 3.7%
179,300	Procter & Gamble Company	12,050,753
Industrial Conglomerates – 5.6%
166,300	3M Co.	14,835,623
179,300	General Electric Company	3,598,551
Total Industrial Conglomerates	18,434,174
Insurance – 3.2%
179,300	Travelers Companies, Inc.	10,614,560
IT Services – 11.4%
179,300	International Business Machines Corporation (IBM)	37,410,945
Machinery – 5.8%
179,300	Caterpillar Inc.	19,099,036
Media – 2.4%
179,300	Walt Disney Company	7,849,754
Metals & Mining – 0.5%
179,300	Alcoa Inc.	1,796,586
Oil, Gas & Consumable Fuels – 10.6%
179,300	Chevron Corporation	19,228,132
179,300	Exxon Mobil Corporation	15,550,689
Total Oil, Gas & Consumable Fuels	34,778,821
Pharmaceuticals – 6.9%
179,300	Johnson & Johnson	11,826,628
179,300	Merck & Company Inc.	6,885,120
179,300	Pfizer Inc.	4,062,938
Total Pharmaceuticals	22,774,686
Semiconductors & Equipment – 1.5%
179,300	Intel Corporation	5,040,123
Software – 1.8%
179,300	Microsoft Corporation	5,782,425
Specialty Retail – 2.7%
179,300	Home Depot, Inc.	9,020,583
Total Common Stocks (cost $285,097,204)	309,911,710

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.9%
Repurchase Agreements – 1.8%
$ 5,791	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $5,791,018, collateralized by $5,290,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $5,909,470	0.010%	4/02/12	$ 5,791,013
U.S. Government and Agency Obligations – 3.1%
10,400	U.S. Treasury Bills, (2)	0.000%	9/20/12	10,393,334
$ 16,191	Total Short-Term Investments (cost $16,186,546)	16,184,347
Total Investments (cost $301,283,750) - 99.1%	326,096,057
Other Assets Less Liabilities - 0.9% (3)	2,947,378
Net Assets Applicable to Common Shares - 100%	$329,043,435

Investments in Derivatives at March 31, 2012:

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
(1,200)	3M Co.	$ (10,989,600)	4/21/12	$ 91.5800	$ (30,920)
(1,200)	Alcoa Inc.	(1,219,932)	4/21/12	10.1661	(21,199)
(1,200)	American Express Company	(6,547,200)	4/21/12	54.5600	(389,450)
(1,200)	AT&T Inc.	(3,910,800)	4/21/12	32.5900	(576)
(1,200)	Bank of America Corporation	(985,200)	4/21/12	8.2100	(164,774)
(1,200)	Boeing Company	(9,162,468)	4/21/12	76.3539	(21,409)
(1,200)	Caterpillar Inc.	(13,606,800)	4/21/12	113.3900	(20,631)
(1,200)	Chevron Corporation	(13,512,000)	4/21/12	112.6000	(3,371)
(1,200)	Cisco Systems Inc.	(2,461,200)	4/21/12	20.5100	(80,982)
(1,200)	Coca-Cola Company	(8,790,000)	4/21/12	73.2500	(161,522)
(1,200)	E.I. DuPont de Nemours and Company	(6,290,040)	4/21/12	52.4170	(122,934)
(1,200)	Exxon Mobil Corporation	(10,640,400)	4/21/12	88.6700	(23,791)
(1,200)	General Electric Company	(2,329,860)	4/21/12	19.4155	(89,566)
(1,200)	Hewlett-Packard Company	(2,899,200)	4/21/12	24.1600	(40,326)
(1,200)	Home Depot, Inc.	(5,857,200)	4/21/12	48.8100	(197,461)
(1,200)	IBM Corporation	(25,299,600)	4/21/12	210.8300	(286,777)
(1,200)	Intel Corporation	(3,431,136)	4/21/12	28.5928	(48,684)
(1,200)	Johnson & Johnson	(8,004,000)	4/21/12	66.7000	(37,306)
(1,200)	JP Morgan Chase & Co.	(5,576,400)	4/21/12	46.4700	(82,894)
(1,200)	Kraft Foods Inc.	(4,735,200)	4/21/12	39.4600	(2,113)
(1,200)	McDonald’s Corporation	(11,954,400)	4/21/12	99.6200	(58,039)
(1,200)	Merck & Company Inc.	(4,659,600)	4/21/12	38.8300	(32,135)
(1,200)	Microsoft Corporation	(4,060,800)	4/21/12	33.8400	(7,593)
(1,200)	Pfizer Inc.	(2,708,400)	4/21/12	22.5700	(37,300)
(1,200)	Procter & Gamble Company	(8,365,200)	4/21/12	69.7100	(1,040)
(1,200)	Travelers Companies Inc.	(7,302,000)	4/21/12	60.8500	(24,788)
(1,200)	United Technologies Corporation	(10,739,604)	4/21/12	89.4967	(2,028)
(1,200)	Verizon Communications Inc.	(4,887,600)	4/21/12	40.7300	(266)
(1,200)	Wal-Mart Stores Inc.	(7,568,028)	4/21/12	63.0669	(1,533)
(1,200)	Walt Disney Company	(5,277,600)	4/21/12	43.9800	(54,602)
(36,000)	Total Call Options Written (premiums received $1,533,162)	$ (213,771,468)	$ (2,046,010)

Total Return Swaps outstanding:

Unrealized
Expiration	Notional	Appreciation
Counterparty	Receive	Pay	Date	Amount	(Depreciation) (3)
Deutsche Bank	Dow Jones Industrial Average Total Return Index	12-Month USD-LIBOR-BBA less 26 basis points	6/28/12	$46,276,797	$ 5,353,507
UBS	Dow Jones Industrial Average Total Return Index	12-Month USD-LIBOR-BBA less 23 basis points	6/28/12	46,276,797	5,364,228
$ 10,717,735

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 309,911,710	$ –	$ –	$ 309,911,710
Short-Term Investments:
Repurchase Agreements	–	5,791,013	–	5,791,013
U.S. Government and Agency Obligations	–	10,393,334	–	10,393,334
Derivatives:	–
Call Options Written	(2,046,010)	–	–	(2,046,010)
Total Return Swaps*	–	10,717,735	–	10,717,735
Total	$ 307,865,700	$ 26,902,082	$ –	$ 334,767,782

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$2,046,010
Equity Price	Swaps	Unrealized appreciation on total return swaps*	10,717,735	Unrealized depreciation on total return swaps*	–
Total	$10,717,735	$2,046,010

* Value represents cumulative gross appreciation (depreciation) of total return swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $301,571,790.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$54,845,833
Depreciation	(30,321,566)

Net unrealized appreciation (depreciation) of investments	$24,524,267

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged as collateral for call options written.

(3)	Other Assets Less Liabilities includes the Value and/or the net Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at March 31, 2012.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers Association

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Enhanced Premium & Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date May 30, 2012